Transactions with Related Parties, Management Agreements (Details) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended			18 Months Ended
	Dec. 27, 2022 USD ($) Agreement Vessel	Mar. 31, 2023	Dec. 31, 2023 USD ($) Vessel	Dec. 31, 2023 USD ($) Vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) Vessel	Dec. 28, 2022 USD ($)
Transactions with Related Parties [Abstract]
Fees from related parties				$ 3,198	$ 2,391	$ 0
Gain on sale of vessels, net				$ 8,094	0	697
Master Management Agreement [Member]
Transactions with Related Parties [Abstract]
Notice period for non-renewal of agreement				3 months
Automatic extension period of agreement				12 months
United [Member]
Transactions with Related Parties [Abstract]
Fees from related parties				$ 3,198	2,391
Due from related parties			$ 308	308	829		$ 308
Number of memoranda of agreement | Agreement	2
Number of vessels to be sold | Vessel	2
Sales price	$ 36,250
Advance in cash			$ 0	0	12,688		0	$ 12,688
Gain on sale of vessels, net				$ 8,094
United [Member] | Master Management Agreement [Member]
Transactions with Related Parties [Abstract]
Daily fixed administration fee per vessel							$ 325
United [Member] | Technical Management Agreement [Member] | Seanergy Shipmanagement [Member]
Transactions with Related Parties [Abstract]
Number of vessels managed by related party | Vessel			5	5			5
United [Member] | Technical Management Agreement [Member] | Seanergy Shipmanagement [Member] | Minimum [Member]
Transactions with Related Parties [Abstract]
Fixed management fee per month				$ 10
Number of vessels charged monthly fixed management fee | Vessel				1
United [Member] | Technical Management Agreement [Member] | Seanergy Shipmanagement [Member] | Maximum [Member]
Transactions with Related Parties [Abstract]
Fixed management fee per month				$ 14
Number of vessels charged monthly fixed management fee | Vessel				4
United [Member] | Commercial Management Agreement [Member] | Seanergy Management [Member]
Transactions with Related Parties [Abstract]
Commercial management fee		1.25%	0.75%
Percentage of fee on purchase or sale of vessel		1.00%	1.00%